Interest-Bearing Borrowings - Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Gross obligations under repurchase agreements	¥ 1,669,232,250	¥ 686,581,454
Gross obligations under repurchase agreements	1,663,401,923	681,556,262
Overnight [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Gross obligations under repurchase agreements	2,781,180
Up to 30 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Gross obligations under repurchase agreements	7,955,491
30 to 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Gross obligations under repurchase agreements	10,308,988
Greater than 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Gross obligations under repurchase agreements	¥ 1,642,356,264	¥ 681,556,262